Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Significant related party transactions
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Activity related to online gaming business:
Platform service fees and sales agent fees paid to companies under common control by Shanda	(1,020,534)	(1,250,914)	(1,118,293)
Promotion service fee paid to companies under common control by Shanda	(10,551)	(7,260)	(3,914)
Online game licensing fees received from companies under common control by Shanda	6,672	3,199	1,814
Corporate general administrative expenses (2012: reversal) allocated from Shanda	(8,183)	(7,008)	3,467
Rental fee paid to companies under common control by Shanda	(13,796)	(17,647)	(17,624)
Consulting service fee paid to companies under common control by Shanda	(2,260)	—	(9,434)
Interest on loans to or from Shanda or companies under its common control:
Interest expense for loans from Shanda and companies under common control by Shanda	(11,059)	(12,150)	(26,787)
Interest income from loans to Shanda and companies under common control by Shanda	1,997	32,490	83,711

Outstanding balances due from and due to related parties
	December 31, 2011	December 31, 2012
	RMB	RMB
Amounts due from related parties:
Accounts receivable from companies under common control by Shanda	405,953	325,773
Other receivables from Shanda	1,667	1,035,432
Other receivables from companies under common control by Shanda	929,728	1,044,971

Amounts due to related parties:
Accounts payable to companies under common control by Shanda	77,349	71,737
Other payables to companies under common control by Shanda	125,910	983,913